Merger (Details) - Flagship Solutions [Member]	Jun. 30, 2021 USD ($)
Purchase price:
Cash paid to seller	$ 6,149,343
Contingent Consideration - shares	4,950,000
Total purchase price	11,099,343
Assets acquired:
Cash	212,068
Accounts Receivable	1,389,263
Prepaid Expenses	127,574
Fixed Assets	4,986
Website and Digital Assets	33,002
Security Deposits	22,500
Total assets acquired	1,789,393
Liabilities assumed:
Accounts payable and accrued expenses	514,354
Deferred Revenue	68,736
PPP Loan Payable	307,300
Total liabilities assumed	890,390
Net assets acquired	899,003
Excess purchase price	$ 10,200,340